SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounting policies
Amortization expense		¥ 39	¥ 31	¥ 17
Long-lived asset impairment loss		¥ 35	169	151
Number of reporting units | item	1	1
Net revenues	$ 1,464	¥ 10,063	8,229	6,573
VAT (as a percent)	6.00%				6.00%
Advertising related expenses		103	91	65
Unrestricted government subsidies from local governmental agencies		106	55	83
Deferred rent current			50		¥ 71
Deferred rent long-term	$ 219		1,380		¥ 1,507
Loyalty program
Accounting policies
Net revenues		192	160	145
Land use rights
Accounting policies
Amortization expense		¥ 5	¥ 5	¥ 4
Master brand agreement
Accounting policies
Initial term	70 years	70 years
Minimum
Accounting policies
Estimated membership duration	2 years	2 years
Minimum | Land use rights
Accounting policies
Remaining contractual term	30 years	30 years
Maximum
Accounting policies
Estimated membership duration	5 years	5 years
Maximum | Land use rights
Accounting policies
Remaining contractual term	50 years	50 years